    As filed with the Securities and Exchange Commission on October 18, 2001

                                                            File Nos. 33-38848*
                                                                       811-5812

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 16*
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

                             CITIFUNDS PREMIUM TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

          Robert I. Frenkel, 666 Fifth Avenue, New York, New York 10103
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on December 31, 2001 pursuant to paragraph (a) of Rule 485.

Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio has executed this Registration Statement.

-------------------------------------------------------------------------------

*Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective Amendment also serves as Post-Effective Amendment No. 15 to the Registrant's Registration Statement under the Securities Act of 1933 at File No. 33-28844.

                                   PROSPECTUS
                                   ----------

-------------------------------------------------------------------------------
                        CITI(SM) PREMIUM LIQUID RESERVES
                    CITI(SM) PREMIUM U.S. TREASURY RESERVES
-------------------------------------------------------------------------------


December 31, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                                   CITIFUNDS(R)
                                 --------------
                                 PREMIUM SERIES

-------------------------------------------------------------------------------
   Investment Products: Not FDIC Insured o No Bank Guarantee o May Lose Value
-------------------------------------------------------------------------------

            TABLE OF CONTENTS
            FUNDS AT A GLANCE .....................................         3
                    Citi Premium Liquid Reserves ..................         4
                    Citi Premium U.S. Treasury Reserves ...........         8
            YOUR ACCOUNT ..........................................        11
                    How To Buy Shares .............................        11
                    How The Price Of Your Shares Is Calculated ....        11
                    How To Sell Shares ............................        11
                    Exchanges .....................................        12
                    Dividends .....................................        12
                    Retirement Accounts ...........................        12
                    Tax Matters ...................................        12
            MANAGEMENT OF THE FUNDS ...............................        13
                    Manager .......................................        13
                    Management Fees ...............................        13
                    Distribution Arrangements .....................        14
            MORE ABOUT THE FUNDS ..................................        14
                    Principal Investment Strategies ...............        14
            FINANCIAL HIGHLIGHTS ..................................        17

            FUNDS AT A GLANCE

            Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

            Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that either Fund will achieve its investment goals.

CITI PREMIUM LIQUID RESERVES

This summary briefly describes Citi Premium Liquid Reserves and the principal risks of investng in it. For more information, see MORE ABOUT THE FUNDS on page 14.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

   o obligations of U.S. and non-U.S. banks;

   o commercial paper and asset backed securities;

   o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

   o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.


The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.


Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.


CONCENTRATION IN BANK OBLIGATIONS. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

   o You're seeking current income and a stabilized share price.

   o You want to be able to convert your investment to cash quickly with reduced risk to principal.

   o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

   o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.


CITI PREMIUM LIQUID RESERVES
ANNUAL TOTAL RETURNS

                1992                          3.60%
                1993                          3.00%
                1994                          4.15%
                1995                          5.88%
                1996                          5.28%
                1997                          5.45%
                1998                          5.37%
                1999                          5.00%
                2000                          6.19%

As of September 30, 2001 the Fund had a year-to-date return of 3.47%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

                                        Quarter Ending


Highest               1.72%             March 31, 1991
Lowest                0.71%             March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000
                               1 Year     5 Years      10 Years
Citi Premium Liquid Reserves    6.19%      5.46%         4.99%

iMoneyNet 1st Tier Taxable
 Money Market Funds Average     5.66%      5.11%         4.63%

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     CITI PREMIUM LIQUID RESERVES
     ----------------------------------------------------------------------------------
     FEE TABLE
     ----------------------------------------------------------------------------------
     SHAREHOLDER FEES - Fees Paid Directly From Your Investment
     ----------------------------------------------------------------------------------
     Maximum Sales Charge (Load) Imposed on Purchases                              None
     Maximum Deferred Sales Charge (Load)                                          None

     ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
     ----------------------------------------------------------------------------------


     Management Fees                                                               0.35%
     Distribution (12b-1) Fees (includes service fees)                             0.10%
     Other Expenses                                                                0.04%
     ----------------------------------------------------------------------------------
     Total Annual Operating Expenses*                                              0.49%
     ----------------------------------------------------------------------------------
      * Because of voluntary waivers and/or reimbursements, actual total
        operating expenses are expected to be:                                     0.40%

        These fee waivers and reimbursements may be reduced or terminated at any time.

    (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.


      ----------------------------------------------------------------------------------


EXAMPLE

    ---------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


      o   you invest $10,000 in the Fund for the time periods indicated;

      o   you reinvest all dividends;

      o   you then sell all of your shares at the end of those periods;


      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI PREMIUM LIQUID RESERVES    1 YEAR  3 YEARS  5 YEARS   10 YEARS
    ---------------------------------------------------------------------------

                                     $50      $159     $274      $616

    ---------------------------------------------------------------------------

CITI PREMIUM U.S. TREASURY RESERVES
This summary briefly describes Citi Premium U.S. Treaury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 14.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
U.S. Treasury Reserves may invest in:

   o U.S. Treasury bills, notes and bonds;

   o Treasury receipts; and

   o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a deposit of any Citigroup affiliate and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK: A major change in interest rates or a significant decline in the value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium U.S. Treasury Reserves if:

   o You're seeking current income and a stabilized share price.

   o You want to be able to convert your investment to cash quickly with reduced risk to principal.

   o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

   o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134 toll free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS


                1992                        3.42%
                1993                        2.77%
                1994                        3.70%
                1995                        5.35%
                1996                        4.85%
                1997                        4.90%
                1998                        4.76%
                1999                        4.31%
                2000                        5.65%

As of September 30, 2001, the Fund had a year-to-date return of 3.11%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


                                           Quarter Ending
Highest               1.49%              December 31, 2000
Lowest                0.67%                  June 30, 1993



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2000

                                                     Life of Fund
                                                         Since
                               1 Year     5 Years    March 1, 1991


Citi Premium U.S. Treasury
Reserves                       5.65%       4.89%           4.50%

iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                       5.31%       4.79%              * %


*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     CITI PREMIUM U.S. TREASURY RESERVES

    ---------------------------------------------------------------------------
    FEE TABLE
    ---------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ---------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                       None
    Maximum Deferred Sales Charge (Load)                                   None


    ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted From
    Fund Assets
    ---------------------------------------------------------------------------
    Management Fees                                                        0.35%
    Distribution (12b-1) Fees (includes service fees)                      0.10%
    Other Expenses                                                         0.08%
    ---------------------------------------------------------------------------
    Total Annual Fund Operating Expenses*                                  0.53%
    ---------------------------------------------------------------------------
      * Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                       0.45%
        These fee waivers and reimbursements may be reduced or
        terminated at any time.
    (1) Based on current fee and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
    ---------------------------------------------------------------------------


EXAMPLE

    ---------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:


    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purposes of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.


    Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    CITI PREMIUM U.S. TREASURY
    RESERVES        1 YEAR         3 YEARS         5 YEARS         10 YEARS
    ---------------------------------------------------------------------------

                    $54             $170            $296            $665

    ---------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Liquid Reserves calculates its NAV at 3:00 p.m. Eastern time, and U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.


HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub- transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.


You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your account balance may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500. You will have 60 days to make an additional investment. If you do not increase your balance, the Fund may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed.


The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES

Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


RETIREMENT ACCOUNTS
Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: You normally have to pay federal income tax and any state or local taxes on any distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 30% during 2002.


FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

MANAGEMENT OF THE FUNDS

MANAGER

The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees its operations, and provides administrative services to the Funds. The Manager is an affiliate of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo, and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of -------- --, 2001, Citigroup and its affiliates managed approximately $--- billion of assets.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Funds' Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES
For the period from [**April 4, 2001**] (the date Citi Fund Management became Manager to the Funds) to August 31, 2001, Citi Fund Management Inc. received the following fees:

                                                     FEE, AS A
                                                     PERCENTAGE
                                                  OF AVERAGE DAILY
FUND                                                 NET ASSETS
----                                              ----------------
Citi Premium Liquid Reserves                            --%
Citi Premium U.S. Treasury Reserves                     --%

For the period from September 1, 2000 to April 3, 2001, Citibank, the Funds' prior investment adviser, received the following fees:

                                                     FEE, AS A
                                                     PERCENTAGE
                                                  OF AVERAGE DAILY
FUND                                                 NET ASSETS
----                                              ----------------
Citi Premium Liquid Reserves                            --%
Citi Premium U.S. Treasury Reserves                     --%


DISTRIBUTION ARRANGEMENTS
The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.


Each Fund has adopted a service plan under rule 12b-1 under the Investment Company Act of 1940. The service plan allows each Fund to pay its distributor, Service Agents or others a monthly service fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may vary. The Funds' Manager may make similar payments under similar arrangements.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.


--------------------------------------------------------------------------------
WHAT ARE MONEY MARKET INSTRUMENTS?
A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------


CITI PREMIUM LIQUID RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Citi Premium Liquid Reserves invests only in "first tier" securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion, are of comparable quality.


CITI PREMIUM U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

INVESTMENT STRUCTURE. Premium Liquid Reserves and Premium U.S. Treasury Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITI PREMIUM LIQUID RESERVES


                                                                     YEAR ENDED AUGUST 31,
                            -------------------------------------------------------------------------------------------------------
                                       2001                  2000                 1999                1998                1997
                            -------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                                  $                    $                   $                   $
 Net investment income
 Less dividends from net
  investment income
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                                               $                    $                   $                   $
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)
 Ratio of expenses to
  average net assets+
 Ratio of net investment
  income to average net
  assets+
 Total return

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                       $                    $                   $                   $
 RATIOS:
  Expenses to average net assets+
  Net investment income to
   average net assets+

+Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.


CITI PREMIUM U.S. TREASURY RESERVES


                                                                     YEAR ENDED AUGUST 31,
                            -------------------------------------------------------------------------------------------------------
                                       2001                  2000                 1999                1998                1997
                            -------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period                                  $                    $                   $                   $
 Net investment income
 Less dividends from net
  investment income
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of
  period                                               $                    $                   $                   $
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)
 Ratio of expenses to
  average net assets+
 Ratio of net investment
  income to average net assets+
 Total return

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                       $                    $                   $                   $
 RATIOS:
  Expenses to average net assets+
  Net investment income to
   average net assets+

+Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.


                       THIS PAGE INTENTIONALLY LEFT BLANK

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Funds' investments is available in that Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Reports or to make other inquiries, please call 1-800-995-0134 toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-5812

PRE101

                                                                  Statement of
                                                        Additional Information
                                                             December 31, 2001


CITI(SM) PREMIUM LIQUID RESERVES
CITI(SM) PREMIUM U.S. TREASURY RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2001, for Citi(SM) Premium Liquid Reserves and Citi(SM) Premium U.S. Treasury Reserves (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page 22 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll-free.

    The Funds are each separate series of CitiFunds(R) Premium Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-451-2010. The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio (collectively, the "Portfolios"), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-451-2010.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY CITIGROUP AFFILIATE, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----

 1. The Funds ............................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................   9

 4. Determination of Net Asset Value .....................................  11

 5. Management ...........................................................  12

 6. Dealer Commissions and Concessions ..................................   19
 7. Portfolio Transactions ...............................................  19
 8. Description of Shares, Voting Rights and Liabilities .................  20
 9. Certain Additional Tax Matters .......................................  22
10. Independent Accountants and Financial Statements .....................  22


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS


    The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 23, 1989. Prior to January 2, 1998, the Trust was called Landmark Premium Funds. Shares of the Trust are divided into two separate series, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, which are described in this Statement of Additional Information. Prior to January 1, 2001, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated December 31, 2001, of the Funds by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Trust seeks the investment objectives of the Funds by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

    The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Either Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Salomon Smith Barney, Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


Each Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for the Portfolio and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

    Shares of each Fund are continuously sold by Salomon Smith Barney, each Fund's distributor. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

    The investment objective of PREMIUM LIQUID RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objective of PREMIUM U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objective of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

    The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively, each of which has the same investment objective and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    The Trust may withdraw the investment of either Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Liquid Reserves with respect to bank obligations described in paragraph (1) below which may not be changed without the approval of Liquid Reserves' shareholders, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below which may not be changed without the approval of Cash Reserves Portfolio's investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.

                             CASH RESERVES PORTFOLIO


    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

        (1) Bank obligations -- Cash Reserves Portfolio may invest from time to time up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio.

        Up to 25% of the Portfolio's assets may be invested at any time in obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.


        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Manager or an affiliate of the Manager.


        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.


        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. Each of Liquid Reserves and Cash Reserves Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets.


        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")


        (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a Fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

        Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.


    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

                       U.S. TREASURY RESERVES PORTFOLIO


    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality, as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


LENDING OF SECURITIES


    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and/or with respect to cash collateral would receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 3313% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS


    The Funds and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever the Trust is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which a Fund invests, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

    A Fund or a Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or the Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves may invest at least 25% of its assets in bank obligations issued by domestic banks.

    If a percentage or rating restriction on investment or utilization of assets (taken at market value) set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by the Fund or the Portfolio is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION


    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows:
If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.


    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund for the periods indicated. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.

                                                                                            REDEEMABLE VALUE
                                                                                           OF A HYPOTHETICAL
                                                                                           $1,000 INVESTMENT
                                                                    ANNUALIZED TOTAL           AT THE END
PERIOD                                                               RATE OF RETURN          OF THE PERIOD
------                                                               --------------          -------------

LIQUID RESERVES
May 3, 1990 (commencement of operations) to
  August 31, 2001                                                            %                 $
Ten years ended August 31, 2001                                              %                 $
Five years ended August 31, 2001                                             %                 $
One year ended August 31, 2001                                               %                 $

U.S. TREASURY RESERVES
March 1, 1991 (commencement of operations) to
  August 31, 2001                                                            %                 $
Ten years ended August 31, 2001                                              %                 $
Five years ended August 31, 2001                                             %                 $
One year ended August 31, 2001                                               %                 $

    The annualized yield of Liquid Reserves for the seven-day period ended August 31, 2001 was %. The effective compound annualized yield of Liquid Reserves for such period was %. The annualized yield of U.S. Treasury Reserves
for the seven-day period ended August 31, 2001 was   %. The effective compound
annualized yield of U.S. Treasury Reserves for such period was %, and the annualized tax equivalent yield of U.S. Treasury Reserves for such period was %
(assuming a combined state and local tax rate of   % for New York City
residents).

                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Liquid Reserves and 2:00 p.m., Eastern time, for U.S. Treasury Reserves, by dividing the value of each Fund's net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 12 of 1% from their value determined on the basis of amortized cost, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.


    Pursuant to the rules of the SEC, the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 12 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 12 of 1% for a Fund or Portfolio, the Trust's or applicable Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of Liquid Reserves and Cash Reserves Portfolio) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short- term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.


    It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Service Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trust and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


INVOLUNTARY REDEMPTION OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

                                  5. MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Manager.

    The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 125 Broad Street, New York, New York 10004.

TRUSTEES OF THE TRUST AND THE PORTFOLIOS

ELLIOTT J. BERV; 58 -- Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services) (since January 2000); President, Catalyst, Inc. (Strategy Consultants) (since 1991); President and Director, Elliott J. Berv & Associates (Management Consultants) (since 1984).

DONALD M. CARLTON; 64 -- Director, American Electric Power (Electric Utility) (since 2000); Director, Valero Energy (Petroleum Refining) (since 1999); Consultant, URS Corporation (Engineering) (since 1999); Director, National Instruments Corp. (Technology) (since 1994); former Chief Executive Officer, Radian Corporation (Engineering) (from 1969 to 1996); former Chief Executive Officer Radian International L.L.C. (Engineering) (from 1996 to 1998).

A. BENTON COCANOUGHER; 63 -- Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (since 1987); former Director, Randall's Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).

MARK T. FINN; 58 -- Vice Chairman and Chief Operating Officer, Linder Asset Management Company (Mutual Fund Company) (since March 1999); former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (1983 to 1999); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January 1996); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000); Chairman and Owner, Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since
1988).

RILEY C. GILLEY; 75 -- former Vice President and General Counsel, Corporate Property Investors (from 1988 to 1991); former Partner, Breed, Abbott & Morgan (Attorneys) (retired, 1987).

STEPHEN RANDOLPH GROSS; 54 -- Director, Hotpalm.com, Inc. (Wireless Applications) (since May 2000); Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Director, United Telesis, Inc. (Telecommunications) (since January 1999); Managing Director, Fountainhead Ventures, L.L.C. (Consulting) (since March 1998); Director, ebank.com, Inc. (since January 1998); Director, Ikon Ventures, Inc. (since January 1998); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1979).

DIANA R. HARRINGTON; 61 -- Professor, Babson College (since 1992); former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).

SUSAN B. KERLEY; 50 -- Consultant, Global Research Associates, Inc. (Investment Consulting) (since 1990); Director, Mainstay Institutional Funds (Investment Company) (since 1990).

HEATH B. MCLENDON*; 68 -- Chairman, President, and Chief Executive Officer, Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management
LLC) (since March 1996); Managing Director, Salomon Smith Barney Inc. (since
1993); President, Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board, Trustee or Director of seventy-seven investment companies associated with Citigroup.

ALAN G. MERTEN; 60 -- Director, Re-route.com (Information Technology) (since
2000); Director, BTG, Inc. (Information Technology) (since 1997); President, George Mason University (since 1996); Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999); former Dean, Johnson Graduate School of Management of Cornell University (from 1989 to 1996).

C. OSCAR MORONG, JR.; 66 -- Chairman of the Board of Trustees of the Trust and the Portfolios; Managing Director, Morong Capital Management (since 1993); former Director, Indonesia Fund (Closed End Fund) (1990 to 1999); Trustee, Morgan Stanley Institutional Trust (Investment Company) (since 1993).

R. RICHARDSON PETTIT; 59 -- Professor of Finance, University of Houston (since
1977); former Managing Director, Windermere Investments (Financial Consulting) (from January 1997 to June 1997).

WALTER E. ROBB, III; 75 -- Director, John Boyle & Co., Inc. (Textiles) (since
1999); President, Benchmark Consulting Group, Inc. (Service Company) (since
1991); Director, Harbor Sweets, Inc. (Candy) (since 1990); Sole Proprietor, Robb Associates (Corporate Financial Advisors) (since 1978); Director, W.A. Wilde Co. (Direct Mail) (since 1989); Director, Alpha Granger Manufacturing, Inc. (Electronics) (since 1983); Co-owner, Anne Bell Robb (Publishing) (since
1979); Trustee, MFS Family of Funds (Investment Company) (since 1985); former President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (from 1989 to 2000).

E. KIRBY WARREN; 67 -- Professor and Professor Emeritus, Graduate School of Business, Columbia University (since 1957).


OFFICERS OF THE TRUST AND THE PORTFOLIOS


HEATH B. MCLENDON;* 68 -- President of the Trust and the Portfolios; Chairman, President and Chief Executive Officer, Smith Barney Fund Management LLC (since March 1996); Managing Director, Salomon Smith Barney (since 1993); President, TIA; Chairman or Co-Chairman of the Board, Trustee or Director of seventy- seven investment companies associated with Citigroup.

LEWIS E. DAIDONE;* 43 -- Senior Vice President and Treasurer of the Trust and the Portfolios; Managing Director, Salomon Smith Barney; Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and TIA; Treasurer and Senior Vice President or Executive Vice President of eighty-three investment companies associated with Citigroup.

IRVING DAVID*; 41 -- Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; former Assistant Treasurer, First Investment Management Company; Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup.

FRANCES GUGGINO*; 44 -- Assistant Controller of the Trust and the Portfolios; Vice President, Citibank (since 1991); Assistant Controller of seventeen investment companies associated with Citigroup.

PAUL BROOK*; 48 -- Assistant Controller of the Trust and the Portfolios; Director, Salomon Smith Barney; Managing Director, AMT Investors Capital Services Inc. (from 1997 to 1998); Partner, Ernst & Young LLP (from 1990 to
1997); Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup.

ANTHONY PACE*; 36 -- Assistant Treasurer of the Trust and the Portfolios; Vice President, Mutual Fund Administration for Salomon Smith Barney (since 1986); Assistant Treasurer of twenty investment companies associated with Citigroup. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY*; 42 -- Assistant Treasurer of the Trust and the Portfolios; Director, Mutual Fund Administration for Salomon Smith Barney (since 1994); Assistant Treasurer of seventy-seven investment companies associated with Citigroup. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL*; 47 -- Secretary of the Trust and the Portfolios; Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since 1994); Secretary of seventeen investment companies associated with Citigroup. Since 1994, when he joined Citibank as a Vice President and Division Counsel, Mr. Frenkel has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA*; 39 -- Assistant Secretary of the Trust and the Portfolios; Director and Deputy General Counsel, Citigroup Asset Management (since 1992); Assistant Secretary of seventeen investment companies associated with Citigroup. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS*; 32 -- Assistant Secretary of the Trust and the Portfolios; Vice President and Associate General Counsel, Citigroup Asset Management (since
1998); Assistant Secretary of seventeen investment companies associated with Citigroup; Counsel, The Dreyfus Corporation (from 1995 to 1998). Since 1998, she has been responsible for legal affairs relating to mutual funds and other investment products.

HARRIS GOLDBLAT*; 32 -- Assistant Secretary of the Trust and the Portfolios; Associate General Counsel, Citigroup Asset Management (since 2000); Assistant Secretary of seventeen investment companies associated with Citigroup; Associate, Stroock & Stroock & Lavan LLP (from 1997 to 2000); Associate, Sills Cummis Radin Tischman Epstein & Gross (from 1996 to 1997); Clerk to the Honorable James M. Havey, P.J.A.D. (from 1995 to 1996). Since 2000, he has been responsible for legal affairs relating to mutual funds and other investment products.

                                           TRUSTEES COMPENSATION TABLE

                                                                       AGGREGATE
                                         AGGREGATE        COMPENSATION FROM
                                     COMPENSATION FROM         PREMIUM          TOTAL COMPENSATION
                                      PREMIUM LIQUID        U.S. TREASURY         FROM THE TRUST         NUMBER OF FUNDS
    TRUSTEE                             RESERVES(1)          RESERVES(1)         AND COMPLEX(1)(2)         IN COMPLEX
    -------                             -----------          -----------         -----------------         ----------

Elliott J. Berv(2)..................        $0                   $0                     $
Donald M. Carlton(2)................        $0                   $0                     $
A. Benton Cocanougher(2)............        $0                   $0                     $
Mark T. Finn........................        $                    $                      $
Riley C. Gilley.....................        $                    $                      $
Stephen Randolph Gross(2)...........        $0                   $0                     $
Diana R. Harrington(2)..............        $0                   $0                     $
Susan B. Kerley(2)..................        $0                   $0                     $
Heath B. McLendon(2)................        $0                   $0                     $
Alan G. Merten(2)...................        $0                   $0                     $
C. Oscar Morong, Jr.(2).............        $0                   $0                     $
R. Richardson Pettit(2).............        $0                   $0                     $
Walter E. Robb, III(2)..............        $0                   $0                     $
E. Kirby Warren(2)..................        $0                   $0                     $
William S. Woods, Jr.(3)............        $                    $                      $
------------
(1)  For the fiscal year ended August 31, 2001.
(2)  Each of the Trustees took office on September 28, 2001, and therefore, these Trustees did not receive any remuneration from the Funds for the fiscal year ended August 31, 2001.

(3)  Effective December 31, 1999, Mr. Woods became a Trustee Emeritus of the Trust. Per the terms of the Trust's Trustee
     Emeritus Plan, Mr. Woods serves the Board of Trustees in an advisory capacity. As a Trustee Emeritus, Mr. Woods is paid 50% of the annual retainer fee and meeting fees otherwise applicable to Trustees, together with reasonable out-of-pocket expenses for each meeting attended.


    As of December , 2001, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of Liquid Reserves and more than 95% of the outstanding shares of U.S. Treasury Reserves were held of record by Citibank or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.


MANAGER


    Citi Fund Management acts as the investment manager ("Manager") to each Portfolio and each Fund pursuant in each case to management agreements (each, a "Management Agreement"). Currently, advisory services for each Fund are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Funds. The Manager manages the securities of each Portfolio and makes investment decisions for a Portfolio, subject to such policies as the Board of Trustees of a Portfolio may determine. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreement.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for such Portfolio. The Management Agreements provide that the Manager may delegate the daily management of the securities of the portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, a Fund's or a Portfolio's independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are, or may be or may become, interested in the Manager, as directors, officers, employees, or otherwise, and directors, officers and employees of the Manager are, or may become, similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or a Fund, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or the Fund or by a vote of a majority of the Portfolio's or Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    For its services under the Management Agreements, with respect to each Fund, the Manager may receive management fees equal on an annual basis of up to 0.35% of the Fund's average daily net assets less the amount, if any, of the Fund's share of the management fees payable by the Portfolio in which it invests.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $9,422,276, $11,359,641, and $ , respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $ . For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $1,433,738, $1,768,277, and $ , respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Liquid Reserves under a prior Administrative Services Agreement, after waivers, were $ . For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement were $ .

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to April 3, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $614,718, $858,454, and $ , respectively. For the period from April 4, 2001 to August 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $ . For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $587,727, $600,666 and $ , respectively. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $ . For the fiscal years ended August 31, 1999 and 2000 and for the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were [**voluntarily waived**]. For the period from January 1, 2001 to August 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement were $ .

    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR

    Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the independent Trustees.

    The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

    The Funds have each adopted a Service Plan (each a "Service Plan" and collectively, the "Service Plans") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.10% of the Fund's average daily net assets. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

    The Service Plan also provides that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Funds do not currently impose any deferred sales charges.

    The Service Plan permits each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each Fund separately.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. A Service Plan may be terminated, with respect to each Fund, at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting shares of the Fund. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a Fund without the approval of a majority of the outstanding shares of the Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Service Plans, the Distributor acts as the agent of the Trust in connection with the offering of shares of a Fund pursuant to the Distribution Agreement.

    LIQUID RESERVES: For the fiscal years ended August 31, 1999 and 2000 [**and for the period from September 1, 2000 to December 31, 2000**], all fees payable from Liquid Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, Liquid Reserves paid $ to Salomon Smith Barney.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1999 and 2000 [**and for the period from September 1, 2000 to December 31, 2000**], all fees payable from U.S. Treasury Reserves to CFBDS, Inc., the former distributor, under a prior Distribution Agreement were voluntarily waived. For the period from January 1, 2001 to August 31, 2001, U.S. Treasury Reserves
paid $     to Salomon Smith Barney.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

CODE OF ETHICS

    The Trust, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.


TRANSFER AGENT AND CUSTODIAN

    The Trust and each Portfolio have entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund and each Portfolio. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds and Portfolios, handles certain communications between shareholders and the Funds and Portfolios and distributes dividends and distributions payable by the Funds and Portfolios. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 125 Broad Street, New York, New York 10004.

>
    The Trust and each Portfolio has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial, fund accounting services, and sub-transfer agency services are provided for each Fund and each Portfolio. Among other things, State Street (or its affiliate State Street Canada, Inc.) calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Trust's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, MA 02110.

                    6.  DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or the Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                          7.  PORTFOLIO TRANSACTIONS


    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2001 to the Manager or any affiliate of the Manager.


           8.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. Currently, the Funds are the only two series of shares of the Trust. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Shares of each series of the trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shareholders of all series generally will vote together on all matters except when the trustees determine that only shareholders of particular series are affected by a particular matter or when applicable law requires shareholders to vote separately by series.

    The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders in the trust do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust or any series or class of the Trust may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by the written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series of the Trust, or any class of any series, may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

    The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of the Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, in the case of Cash Reserves Portfolio, and 2:00 p.m., Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.

                      9.  CERTAIN ADDITIONAL TAX MATTERS


    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

            10.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    PricewaterhouseCoopers LLP are the independent and chartered accountants for Liquid Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. KPMG LLP are the independent accountants for U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of Liquid Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditor's Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditor's Report), each of which is included in the Annual Report to Shareholders of Liquid Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2001, Statement of Assets and Liabilities at August 31, 2001, Statement of Operations for the year ended August 31, 2001, Statement of Changes in Net Assets for the years ended August 31, 2001 and 2000, Financial Highlights for each of the years in the five-year period ended August 31, 2001, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, independent accountants, as experts in accounting and auditing.


    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

CITI(SM) PREMIUM LIQUID RESERVES
CITI(SM) PREMIUM U.S. TREASURY RESERVES

MANAGER

Citi Fund Management, Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR

Salomon Smith Barney, Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(CITI PREMIUM LIQUID RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

(CITI PREMIUM U.S. TREASURY RESERVES)

KPMG LLP
757 Third Avenue, New York, New York 10017


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110
----------------------------------------------

SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23.  Exhibits.

                         a          Amended and Restated Declaration of Trust
                                    of the Registrant
                         b          Amended and Restated By-Laws of the
                                    Registrant
                         d          Management Agreement between the Registrant
                                    and Citi Fund Management Inc., as manager
                         e          Distribution Agreement between the
                                    Registrant and Salomon Smith Barney Inc., as
                                    distributor
                      *  g          Custodian Contract between the Registrant
                                    and State Street Bank and Trust Company
                                    ("State Street"), as custodian
                      *  h(1)       Transfer Agency and Service Agreement
                                    between the Registrant and State Street,
                                    as transfer agent
                   ****  h(2)       Transfer Agency Agreement with Citi
                                    Fiduciary Trust Company, as transfer agent
                  *****  h(3)       Letter Agreement adding the Funds to the
                                    Transfer Agency Agreement with Citi
                                    Fiduciary Trust Company
                      *  i          Opinion and consent of counsel
                         m          Service Plan of the Registrant
                   ****  p(1)        Code of Ethics of the Registrant,
                                    and Citi Fund Management Inc.
                         p(2)       Code of Ethics of Salomon Smith Barney Inc.
   **, *****, and filed
               herewith  q(1)       Powers of Attorney for the Registrant

   **, *****, and filed  q(2)       Powers of Attorney for U.S. Treasury
               herewith             Reserves Portfolio
               **, ***,  q(3)       Powers of Attorney for Cash Reserves
       *****, and filed             Portfolio
              herewith

---------------------
    * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on August 29, 1996.
   ** Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on October 16, 1998 and Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on October 16, 1998.
  *** Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on December 28, 1999 and Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 28, 1999.
 **** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-38848) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on November 1, 2000.
***** Incorporated herein by reference to Post-Effective Amendement No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-8848) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendement No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-28844) as filed with the Securities and Exchange Commission on December 29, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney, filed herewith as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).


Item 27.  Principal Underwriters.

         (a) Salomon Smith Barney Inc., the Registrant's distributor, is also the distributor for Citi Institutional U.S. Treasury Reserves, Citi Institutional Liquid Reserves, Citi Institutional Cash Reserves, Citi Institutional Tax Free Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves and Citi Short-Term U.S. Government Income Fund. Salomon Smith Barney Inc. is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

         Salomon Smith Barney Inc. is also the distributor for the following Smith Barney funds: Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Smith Barney Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Series, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

         (c) Not applicable.

Item 28.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                           ADDRESS

      Salomon Smith Barney Inc.                      338 Greenwich Street
      (distributor)                                  New York, NY 10013

      State Street Bank and Trust Company            1776 Heritage Drive
      (sub-transfer agent and custodian)             North Quincy, MA 02171

      Citi Fiduciary Trust Company                   125 Broad Street
      (transfer agent)                               New York, NY 10004

      Citi Fund Management Inc.                      100 First Stamford Place
      (investment adviser)                           Stamford, CT 06902

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            CITIFUNDS PREMIUM TRUST

                                            By:  /s/ Thomas. C. Mandia
                                                 ----------------------------
                                                 Thomas C. Mandia
                                                 Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 18, 2001.

                  Signature                            Title
                  ---------                            -----

     Heath B. McLendon*                     President, Principal Executive
-----------------------------------         Officer and Trustee
     Heath B. McLendon

     Irving David *                         Controller
-----------------------------------
     Irving David

     Elliott J. Berv*                       Trustee
-----------------------------------
     Elliott J. Berv

     Mark T. Finn*                          Trustee
-----------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                Trustee
-----------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                   Trustee
-----------------------------------
     Diana R. Harrington

     Susan B. Kerley*                       Trustee
-----------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                  Trustee
-----------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                       Trustee
-----------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
     ------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of
       those indicated pursuant to Powers of Attorney

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of October, 2001.

                                            CASH RESERVES PORTFOLIO

                                            By:  /s/ Thomas. C. Mandia
                                                 ---------------------------
                                                 Thomas C. Mandia
                                                 Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust has been signed below by the following persons in the capacities indicated below on October 18, 2001.

                  Signature                            Title
                  ---------                            -----

     Heath B. McLendon*                         President, Principal Executive
------------------------------------            Officer and Trustee
     Heath B. McLendon

     Irving David *                             Controller
------------------------------------
     Irving David

     Elliott J. Berv*                           Trustee
------------------------------------
     Elliott J. Berv

     Mark T. Finn*                              Trustee
------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                    Trustee
------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                       Trustee
------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                           Trustee
------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                      Trustee
------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                           Trustee
------------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
     -------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on then 18th day of October, 2001.

                                            U.S. TREASURY RESERVES PORTFOLIO

                                            By:  /s/ Thomas. C. Mandia
                                                 ---------------------------
                                                 Thomas C. Mandia
                                                 Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Premium Trust has been signed below by the following persons in the capacities indicated below on October 18, 2001.

                  Signature                            Title
                  ---------                            -----

     Heath B. McLendon*                       President, Principal Executive
------------------------------------          Officer and Trustee
     Heath B. McLendon

     Irving David *                           Controller
------------------------------------
     Irving David

     Elliott J. Berv*                         Trustee
------------------------------------
     Elliott J. Berv

     Mark T. Finn*                            Trustee
------------------------------------
     Mark T. Finn

     Stephen Randolph Gross*                  Trustee
------------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                     Trustee
------------------------------------
     Diana R. Harrington

     Susan B. Kerley*                         Trustee
------------------------------------
     Susan B. Kerley

     C. Oscar Morong, Jr.*                    Trustee
------------------------------------
     C. Oscar Morong, Jr.

     E. Kirby Warren*                         Trustee
------------------------------------
     E. Kirby Warren

*By:  /s/ Thomas C. Mandia
     -------------------------------
       Thomas C. Mandia
       Executed by Thomas C. Mandia on behalf of those
       indicated pursuant to Powers of Attorney

                                  EXHIBIT INDEX

     Exhibit
     No.:             Description:
     -------          -------------

      a               Amended and Restated Declaration of Trust of the
                      Registrant
      b               Amended and Restated By-Laws of the Registrant
      d               Management Agreement between the Registrant and Citi Fund
                      Management Inc., as manager
      e               Distribution Agreement between the Registrant and Salomon
                      Smith Barney Inc., as distributor
      m               Service Plan of the Registrant
      p(2)            Code of Ethics for Salomon Smith Barney Inc.
      q(1)            Powers of Attorney for the Registrant
      q(2)            Powers of Attorney for U.S. Treasury Reserves Portfolio
      q(3)            Powers of Attorney for Cash Reserves Portfolio